Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 572	$ 481
Provision for credit losses
Originations	100	94
Maturities	(54)	(36)
Changes in risk, parameters and exposures	234	56
Write-offs	(20)	(23)
Recoveries	11	13
Exchange rate and other	(49)	(13)
Balance at end of period	794	572
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	215	223
Provision for credit losses
Transfers to Stage 1	157	99
Transfers to Stage 2	(41)	(23)
Transfers to Stage 3	(7)	(5)
Originations	100	94
Maturities	(25)	(19)
Changes in risk, parameters and exposures	(123)	(155)
Exchange rate and other		1
Balance at end of period	276	215
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	126	90
Provision for credit losses
Transfers to Stage 1	(153)	(97)
Transfers to Stage 2	49	36
Transfers to Stage 3	(45)	(42)
Maturities	(29)	(17)
Changes in risk, parameters and exposures	256	157
Exchange rate and other		(1)
Balance at end of period	204	126
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	231	168
Provision for credit losses
Transfers to Stage 1	(4)	(2)
Transfers to Stage 2	(8)	(13)
Transfers to Stage 3	52	47
Changes in risk, parameters and exposures	101	54
Write-offs	(20)	(23)
Recoveries	11	13
Exchange rate and other	(49)	(13)
Balance at end of period	$ 314	$ 231